Horizon ESG & Defensive Core Fund
PORTFOLIO OF INVESTMENTS
August 31, 2023 (Unaudited)

Shares			Value
		COMMON STOCKS - 98.6%
		Accommodation and Food Services - 0.0% (d)
469		Vail Resorts, Inc.	$106,144

		Administrative and Support and Waste Management and Remediation Services - 0.2%
291		Fair Isaac Corp. (a)	263,236
2,239		TransUnion	181,851
			445,087
		Advertising - 0.1%
4,488		Interpublic Group of Cos., Inc.	146,354
2,334		Omnicom Group, Inc.	189,077
			335,431
		Aerospace/Defense - 0.2%
2,173		L3Harris Technologies, Inc.	386,990

		Airlines - 0.0% (d)
1,865		Delta Air Lines, Inc.	79,971

		Apparel - 0.6%
14,326		Nike, Inc.	1,457,097
3,852		VF Corp.	76,116
			1,533,213
		Auto Manufacturers - 0.2%
1,640		Cummins, Inc.	377,266

		Auto Parts & Equipment - 0.2%
3,155		Aptiv PLC (a)	320,075
2,720		BorgWarner, Inc.	110,840
			430,915
		Banks - 1.5%
9,328		Bank of New York Mellon Corp.	418,547
5,626		Citizens Financial Group, Inc.	158,260
16,734		Huntington Bancshares, Inc.	185,580
14,563		Morgan Stanley	1,240,040
2,419		Northern Trust Corp.	184,013
4,627		PNC Financial Services Group, Inc.	558,618
10,855		Regions Financial Corp.	199,081
3,903		State Street Corp.	268,292
15,437		Truist Financial Corp.	471,600
			3,684,031
		Beverages - 2.4%
47,641		Coca-Cola Co.	2,850,361
15,968		PepsiCo, Inc.	2,841,027
			5,691,388
		Biotechnology - 1.4%
6,174		Amgen, Inc.	1,582,643
1,668		Biogen, Inc. (a)	445,956
14,423		Gilead Sciences, Inc.	1,103,071
1,831		Illumina, Inc. (a)	302,518
			3,434,188
		Building Materials - 0.7%
9,660		Carrier Global Corp.	554,967
1,476		Fortune Brands Home & Security, Inc.	101,873
7,980		Johnson Controls International PLC	471,299
721		Martin Marietta Materials, Inc.	321,862
2,615		Masco Corp.	154,311
			1,604,312
		Chemicals - 0.7%
2,975		International Flavors & Fragrances, Inc.	209,589
3,019		LyondellBasell Industries NV, Class A	298,187
2,733		PPG Industries, Inc.	387,430
2,859		Sherwin-Williams Co.	776,847
			1,672,053
		Commercial Services - 2.4%
4,781		Automatic Data Processing, Inc.	1,217,290
1,058		Cintas Corp.	533,412
2,980		Ecolab, Inc.	547,754
914		Gartner, Inc. (a)	319,608
437		MarketAxess Holdings, Inc.	105,286
1,912		Moody's Corp.	643,962
1,683		Quanta Services, Inc.	353,211
1,252		Robert Half International, Inc.	92,598
3,807		S&P Global, Inc.	1,488,004
807		United Rentals, Inc.	384,568
			5,685,693
		Computers - 2.0%
7,322		Accenture PLC, Class A	2,370,644
15,073		Hewlett Packard Enterprise Co.	256,090
10,278		HP, Inc.	305,360
10,516		International Business Machines Corp.	1,544,064
2,471		NetApp, Inc.	189,526
3,694		Western Digital Corp. (a)	166,230
			4,831,914
		Cosmetics/Personal Care - 2.0%
9,178		Colgate-Palmolive Co.	674,308
27,410		Procter & Gamble Co.	4,230,459
			4,904,767
		Distribution/Wholesale - 0.4%
6,604		Fastenal Co.	380,258
3,094		LKQ Corp.	162,528
526		WW Grainger, Inc.	375,638
			918,424
		Diversified Financial Services - 6.2%
7,337		American Express Co.	1,159,173
1,221		Ameriprise Financial, Inc.	412,185
1,744		BlackRock, Inc.	1,221,742
1,224		CBOE Global Markets, Inc.	183,245
17,495		Charles Schwab Corp.	1,034,829
3,015		Discover Financial Services	271,561
3,492		Franklin Resources, Inc.	93,376
6,489		Intercontinental Exchange, Inc.	765,637
4,007		Invesco, Ltd.	63,791
9,842		MasterCard, Inc.	4,061,203
3,960		Nasdaq, Inc.	207,821
2,375		Raymond James Financial, Inc.	248,401
4,978		Synchrony Financial	160,690
2,608		T. Rowe Price Group, Inc.	292,696
18,796		Visa, Inc.	4,617,801
			14,794,151
		Electric - 0.9%
3,388		CMS Energy Corp.	190,372
4,018		Consolidated Edison, Inc.	357,441
4,441		Edison International	305,763
4,051		Eversource Energy	258,535
11,500		Exelon Corp.	461,380
7,316		Sempra Energy	513,729
			2,087,220
		Electrical Components & Equipment - 0.3%
6,621		Emerson Electric Co.	650,513

		Electronics - 0.7%
3,434		Agilent Technologies, Inc.	415,754
1,018		Allegion PLC	115,859
4,114		Fortive Corp.	324,389
2,068		Keysight Technologies, Inc. (a)	275,664
256		Mettler-Toledo International, Inc. (a)	310,651
686		Waters Corp. (a)	192,629
			1,634,946
		Environmental Control - 0.4%
1,914		Pentair PLC	134,478
4,722		Waste Management, Inc.	740,315
			874,793
		Finance and Insurance - 1.0%
3,155		Ally Financial, Inc.	87,362
2,721		Aramark	101,167
4,309		Arch Capital Group Ltd. (a)	331,190
4,171		Equitable Holdings, Inc.	120,125
912		LPL Financial Holdings, Inc.	210,298
523		MercadoLibre, Inc. (a)	717,744
17,708		US Bancorp	646,873
2,037		Webster Financial Corp.	86,389
			2,301,148
		Food - 0.8%
2,254		Campbell Soup Co.	93,992
5,523		Conagra Brands, Inc.	165,027
6,799		General Mills, Inc.	460,020
3,484		Hormel Foods Corp.	134,448
1,234		J.M. Smucker Co.	178,868
3,175		Kellogg Co.	193,739
7,898		Kroger Co.	366,388
1,683		Lamb Weston Holdings, Inc.	163,941
2,902		McCormick & Co., Inc.	238,196
			1,994,619
		Forest Products & Paper - 0.1%
3,854		International Paper Co.	134,582

		Gas - 0.1%
1,679		Atmos Energy Corp.	194,680

		Health Care and Social Assistance - 0.1%
676		Molina Healthcare, Inc. (a)	209,641

		Healthcare Products - 2.1%
847		Align Technology, Inc. (a)	313,509
574		Cooper Cos., Inc.	212,374
8,054		Danaher Corp.	2,134,310
2,468		Dentsply Sirona, Inc.	91,538
7,045		Edwards Lifesciences Corp. (a)	538,731
2,857		Hologic, Inc. (a)	213,532
962		IDEXX Laboratories, Inc. (a)	491,976
1,152		STERIS PLC	264,488
546		Teleflex, Inc.	116,156
862		West Pharmaceutical Services, Inc.	350,748
2,437		Zimmer Biomet Holdings, Inc.	290,296
			5,017,658
		Healthcare Services - 1.2%
2,753		Anthem, Inc.	1,216,854
629		DaVita, Inc. (a)	64,422
2,406		HCA Healthcare, Inc.	667,184
1,451		Humana, Inc.	669,825
1,029		Laboratory Corp. of America Holdings	214,135
1,300		Quest Diagnostics, Inc.	170,950
			3,003,370
		Home Builders - 0.2%
30		NVR, Inc. (a)	191,320
2,611		PulteGroup, Inc.	214,259
			405,579
		Home Furnishings - 0.0% (d)
633		Whirlpool Corp.	88,595

		Household Products/Wares - 0.5%
942		Avery Dennison Corp.	177,454
2,837		Church & Dwight Co., Inc.	274,536
1,438		Clorox Co.	224,975
3,919		Kimberly-Clark Corp.	504,885
			1,181,850
		Information - 0.9%
1,813		Black Knight, Inc. (a)	137,353
1,706		Ceridian HCM Holding, Inc. (a)	123,719
2,343		DocuSign, Inc. (a)	117,853
445		FactSet Research Systems, Inc.	194,202
545		HubSpot, Inc. (a)	297,853
1,893		Liberty Global PLC, Class A (a)	34,907
2,984		Liberty Global PLC, Class C (a)	59,203
1,302		PTC, Inc. (a)	191,615
8,979		Sirius XM Holdings, Inc.	39,508
1,832		Splunk, Inc. (a)	222,148
2,067		Twilio, Inc. (a)	131,689
2,731		VMware, Inc. (a)	460,938
3,298		ZoomInfo Technologies, Inc. (a)	59,430
			2,070,418
		Insurance - 1.9%
6,741		Aflac, Inc.	502,676
3,048		Allstate Corp.	328,605
614		Assurant, Inc.	85,549
3,619		Hartford Financial Services Group, Inc.	259,917
5,740		Marsh & McLennan Cos., Inc.	1,119,243
2,816		Principal Financial Group, Inc.	218,831
6,773		Progressive Corp.	903,992
4,256		Prudential Financial, Inc.	402,915
2,675		Travelers Cos., Inc.	431,290
1,229		Willis Towers Watson PLC	254,108
			4,507,126
		Internet - 4.6%
69,072		Alphabet, Inc., Class A (a)	9,405,534
436		Booking Holdings, Inc. (a)	1,353,793
6,218		eBay, Inc.	278,442
6,675		Gen Digital, Inc.	135,169
			11,172,938
		Iron/Steel - 0.2%
2,925		Nucor Corp.	503,392

		Lodging - 0.2%
3,084		Hilton Worldwide Holdings, Inc.	458,437

		Machinery - Construction & Mining - 0.7%
6,005		Caterpillar, Inc.	1,688,186

		Machinery - Diversified - 0.8%
1,618		Dover Corp.	239,949
877		IDEX Corp.	198,553
4,708		Ingersoll Rand, Inc.	327,724
4,791		Otis Worldwide Corp.	409,870
1,333		Rockwell Automation, Inc.	416,003
2,773		Xylem, Inc.	287,116
			1,879,215
		Management of Companies and Enterprises - 0.1%
7,454		Rivian Automotive, Inc. (a)	169,429

		Manufacturing - 10.1%
62,261		Alphabet, Inc., Class C (a)	8,551,548
7,858		Avantor, Inc. (a)	170,126
802		Axon Enterprise, Inc. (a)	170,754
1,823		Bio-Techne Corp.	142,923
1,606		Builders FirstSource, Inc. (a)	232,934
1,743		Bunge Ltd.	199,260
1,859		Darling Ingredients, Inc. (a)	114,812
305		Deckers Outdoor Corp. (a)	161,372
725		Generac Holdings, Inc. (a)	86,137
1,954		Graco, Inc.	154,249
1,790		HF Sinclair Corp.	98,611
809		Insulet Corp. (a)	155,093
737		Jazz Pharmaceuticals PLC (a)	105,656
10,571		Keurig Dr Pepper, Inc.	355,714
687		Lear Corp.	98,990
370		Lennox International, Inc.	139,420
5,683		Linde Plc	2,199,548
1,345		Lululemon Athletica, Inc. (a)	512,795
9,936		Marvell Technology, Inc.	578,772
3,012		NXP Semiconductors NV	619,629
1,056		Owens Corning	151,969
614		Repligen Corp. (a)	106,781
2,153		Seagate Technology Holdings Plc	152,411
1,886		Steel Dynamics, Inc.	201,029
32,962		Tesla, Inc. (a)	8,506,833
1,207		Toro Co/The	123,500
2,867		Trimble, Inc. (a)	157,083
			24,247,949
		Media - 1.7%
48,587		Comcast Corp.	2,271,928
3,438		Fox Corp.	113,660
1,651		Fox Corp.	50,389
21,243		Walt Disney Co. (a)	1,777,614
			4,213,591
		Mining - 0.1%
9,200		Newmont Goldcorp Corp.	362,664

		Mining, Quarrying, and Oil and Gas Extraction - 0.1%
2,494		Targa Resources Corp.	215,107

		Miscellaneous Manufacturing - 1.3%
6,380		3M Co.	680,554
4,620		Eaton Corp PLC	1,064,309
3,539		Illinois Tool Works, Inc.	875,372
2,653		Trane Technologies PLC	544,555
			3,164,790
		Oil & Gas - 0.8%
5,125		Marathon Petroleum Corp.	731,696
5,350		Phillips 66	610,756
4,265		Valero Energy Corp.	554,024
			1,896,476
		Oil & Gas Services - 0.7%
11,719		Baker Hughes & GE Co., Class A	424,110
10,448		Halliburton Co.	403,502
16,450		Schlumberger, Ltd.	969,892
			1,797,504
		Packaging & Containers - 0.2%
17,230		Amcor PLC	167,820
3,649		Ball Corp.	198,688
2,960		Westrock Co.	96,822
			463,330
		Pharmaceuticals - 7.3%
239		ABIOMED, Inc. (a)(c)	–
1,992		AmerisourceBergen Corp.	350,552
24,329		Bristol-Myers Squibb Co.	1,499,883
3,440		Cigna Corp.	950,334
4,466		DexCom, Inc. (a)	450,977
9,340		Eli Lilly & Co.	5,176,228
30,045		Johnson & Johnson	4,857,676
29,387		Merck & Co., Inc.	3,202,595
5,372		Zoetis, Inc., Class A	1,023,420
			17,511,665
		Pipelines - 0.5%
23,474		Kinder Morgan, Inc.	404,222
5,188		ONEOK, Inc.	338,258
14,103		Williams Cos., Inc.	486,976
			1,229,456
		Professional, Scientific, and Technical Services - 0.5%
1,530		AECOM	134,257
4,306		Clarivate PLC (a)	31,994
485		Paylocity Holding Corp. (a)	97,242
11,565		Snap, Inc. (a)	119,698
2,370		Workday, Inc. (a)	579,465
1,012		Zscaler, Inc. (a)	157,923
			1,120,579
		Real Estate - 0.1%
3,615		CBRE Group, Inc., Class A (a)	307,456

		Real Estate Investment Trusts - 2.4%
5,393		American Tower Corp.	977,859
5,715		Annaly Capital Management, Inc.	115,843
1,733		Boston Properties, Inc.	115,712
5,032		Crown Castle International Corp.	505,716
3,383		Digital Realty Trust, Inc.	445,609
1,084		Equinix, Inc.	847,016
6,321		Healthpeak Properties, Inc.	130,086
3,375		Iron Mountain, Inc.	214,447
10,670		Prologis, Inc.	1,325,214
1,254		SBA Communications Corp.	281,561
5,747		Welltower, Inc.	476,311
8,502		Weyerhaeuser Co.	278,441
			5,713,815
		Retail - 4.9%
692		Advance Auto Parts, Inc.	47,623
213		AutoZone, Inc. (a)	539,173
2,278		Best Buy Co., Inc.	174,153
1,839		CarMax, Inc. (a)	150,210
1,632		Genuine Parts Co.	250,887
11,761		Home Depot, Inc.	3,884,658
6,928		Lowe's Cos., Inc.	1,596,765
8,458		McDonald's Corp.	2,377,967
5,361		Target Corp.	678,435
13,335		TJX Cos., Inc.	1,233,221
1,272		Tractor Supply Co.	277,932
582		Ulta Beauty, Inc. (a)	241,548
3,248		Yum! Brands, Inc.	420,226
			11,872,798
		Retail Trade - 0.0% (d)
756		Burlington Stores, Inc. (a)	122,669

		Semiconductors - 8.4%
9,789		Applied Materials, Inc.	1,495,368
48,236		Intel Corp.	1,695,013
1,563		Lam Research Corp.	1,097,851
28,554		NVIDIA Corp.	14,092,827
10,472		Texas Instruments, Inc.	1,759,924
			20,140,983
		Software - 17.0%
5,312		Adobe, Inc. (a)	2,971,214
1,816		Akamai Technologies, Inc. (a)	190,843
1,005		ANSYS, Inc. (a)	320,464
2,492		Autodesk, Inc. (a)	553,075
1,364		Broadridge Financial Solutions, Inc.	253,990
3,158		Cadence Design Systems, Inc. (a)	759,310
3,171		Electronic Arts, Inc.	380,457
6,862		Fidelity National Information Services, Inc.	383,311
7,222		Fiserv, Inc. (a)	876,679
3,258		Intuit, Inc.	1,765,217
81,985		Microsoft Corp.	26,871,404
3,733		Paychex, Inc.	456,285
11,614		salesforce.com, Inc. (a)	2,572,036
2,369		ServiceNow, Inc. (a)	1,394,938
1,767		Synopsys, Inc. (a)	810,859
1,947		Take-Two Interactive Software, Inc. (a)	276,863
			40,836,945
		Telecommunications - 0.7%
48,656		Verizon Communications, Inc.	1,701,987

		Toys/Games/Hobbies - 0.0% (d)
1,538		Hasbro, Inc.	110,736

		Transportation - 2.2%
1,350		CH Robinson Worldwide, Inc.	122,080
23,714		CSX Corp.	716,163
1,791		Expeditors International of Washington, Inc.	209,028
963		JB Hunt Transport Services, Inc.	180,928
2,642		Norfolk Southern Corp.	541,636
1,148		Old Dominion Freight Line, Inc.	490,621
7,074		Union Pacific Corp.	1,560,312
8,379		United Parcel Service, Inc.	1,419,403
			5,240,171
		Transportation and Warehousing - 0.0% (d)
1,865		Knight-Swift Transportation Holdings, Inc.	102,239

		Utilities - 0.3%
2,825		Cheniere Energy, Inc.	461,040
2,919		Essential Utilities, Inc.	107,711
2,439		UGI Corp.	61,414
			630,165
		Water - 0.1%
2,273		American Water Works Co., Inc.	315,356

		Wholesale Trade - 0.2%
2,384		Ferguson Plc	385,159
455		Pool Corp.	166,348
			551,507
		TOTAL COMMON STOCKS (Cost - $208,110,864)	237,014,211

		SHORT TERM INVESTMENTS - 1.2%
		Money Market Funds - 1.2%
2,921,799		First American Treasury Obligations Fund, Class X, 5.26% (b)	2,921,799
		TOTAL SHORT TERM INVESTMENTS (Cost - $2,921,799)	2,921,799

		TOTAL INVESTMENTS - 99.8% (Cost - $211,032,663)	239,936,010
		Other Assets in Excess of Liabilities - 0.2%	381,397
		NET ASSETS - 100.0%	$240,317,407

	(a)	Non-income producing security.
	(b)	Interest rate reflects seven-day yield on August 31, 2023.
	(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(d)	Rounds to less than 0.1%.